Derivatives (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Forward contracts	$ (437)	$ 1,361	$ (1,009)
Total	$ (3,991)	4,211	(3,787)
Location Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain / (Loss) on derivative instruments, net
Description of Location of Gain (Loss) on Cash Flow Hedge Ineffectiveness in Financial Statements	Gain / (Loss) on derivative instruments, net
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain / (Loss) on derivative instruments, net
Amount Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Non hedging interest rate swaps	$ (3,554)	2,910	(3,423)
Ineffective portion of hedging interest rate swaps	0	(60)	645
Forward contracts	(437)	1,361	(1,009)
Total	$ (3,991)	$ 4,211	$ (3,787)